Income Taxes (Details)		1 Months Ended	12 Months Ended
	Dec. 02, 2016	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Federal income tax at a statutory rate			8.50%	8.50%	8.50%
Enterprise income tax rate, percentage			25.00%
Preferential tax rate, percentage			15.00%
Uniform tax rate, percentage			25.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
TDH Percentage			16.50%
United State [Member]
Income Taxes (Details) [Line Items]
Federal income tax at a statutory rate			21.00%
Far Ling’s Inc. [Member] | United State [Member]
Income Taxes (Details) [Line Items]
Percentage of equity interests		51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member] | United State [Member]
Income Taxes (Details) [Line Items]
Percentage of equity interests		100.00%
TDH JAPAN [Member]
Income Taxes (Details) [Line Items]
TDH Percentage			21.421%
TDH Group BVBA [Member]
Income Taxes (Details) [Line Items]
TDH Percentage			29.58%
Tiandihui [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate percentage, description	Tiandihui was granted the HNTE designation jointly by Qingdao science and Technology Bureau, Qingdao Municipal Finance Bureau, Qingdao Municipal State Taxation Bureau, Qingdao Local Taxation Bureau, and is qualified for a preferential tax rate of 15% for the year ended December 31, 2018. Tiandihui is subject to the 25% EIT rate for the years ended December 31, 2021 and 2020.
TDH Income [Member] | United State [Member]
Income Taxes (Details) [Line Items]
Federal income tax at a statutory rate			21.00%